Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000
Previously Paid Amount
Total Fee Amount	10,357.50
Total Offset Amount
Net Fee	$ 10,357.50